Ordinary Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Ordinary shares
10. Ordinary Shares
As of December 31, 2019 and June 30, 2020, 500,000,000 ordinary shares had been authorized by the Company. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.
On October 29, 2019, the Company’s shareholders and board of directors approved that immediately prior to the completion of initial public offering, the Company’s authorized share capital will be changed into US$80,000 divided into 800,000,000 ordinary shares of a par value of US$0.0001 each.

On January 17, 2020, the Company completed its IPO and became listed on the Nasdaq Global Market by issuing 7,407,400 American Depositary Shares (“ADSs”) at the price of US$14.00 per ADS for total gross proceeds of US$103.7 million. On February 10, 2020, the underwriters of the IPO have exercised their over-allotment option to purchase an additional 768,350 ADSs of the Company at the IPO price of US$14.00 per ADS. After giving effect to the exercise of the over-allotment option, the Company has issued and sold a total of 8,175,750 ADSs in the IPO, for total net proceeds of US$101.3 million(equivalent to RMB697,788), netting of issuance cost from total gross proceeds of US$114.5 million. Each ten ADSs represent twenty-three ordinary shares of the Company.
On January 17, 2020, the Company also issued 6,078,571 ordinary shares to Everest (see Note 15 for details).
Upon the completion of the IPO, the Company’s then outstanding 30,227,056 Series A Preferred Shares, 23,288,783 Series B Preferred Shares, 3,714,580 Series
B-1
Preferred Shares, 3,301,849 Series
B-2
Preferred Shares, 31,046,360 Series C Preferred Shares and 3,857,143 Series
C-1
Preferred Shares were converted into 30,227,056, 23,288,783, 3,714,580, 3,571,427, 34,420,469 and 4,537,814 ordinary shares, respectively.

12. Ordinary Shares
As of December 31, 2018 and 2019, 500,000,000 ordinary shares had been authorized by the Company. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.
On October 29, 2019, the Company’s shareholders and board of directors approved that immediately prior to the completion of initial public offering, the Company’s authorized share capital will be changed into US$80,000 divided into 800,000,000 ordinary shares of a par value of US$0.0001 each.